Other receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables And Contract Assets [Abstract]
Schedule of current other receivables and contract assets	Current other receivables and contract assets

	December 31,
	2022	2021
	£’000	£’000
VAT recoverable	3,040	2,169
Prepayments	5,935	3,153
Contract assets and accrued grant income	176	305
Accrued bank interest	746	—
Other receivables	4,721	686
	14,618	6,313

Schedule of non-current other receivables and contract assets	Non-current other receivables and contract assets

	December 31,
	2022	2021
	£’000	£’000
Other receivables	100	100
	100	100

Schedule of movement in contract assets and accrued grant income
A reconciliation of the movement in contract assets and accrued grant income for the Group is as follows:

	January 1, 2022	Recognised as income	Deductions	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaborations	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176

	January 1, 2021	Recognised as income	Deductions	December 31, 2021
	£’000	£’000	£’000	£’000
Grants	—	126	—	126
Collaborations	143	567	(531)	179
Total contract assets and accrued grant income	143	693	(531)	305
A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 1, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2021 is as follows:

	January 1, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint Operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321